S000077702 [Member] Expense Example - International Developed Markets Equity Portfolio - Institutional Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,174